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                                                           [METLIFE LETTERHEAD]

METLIFE INVESTORS USA INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

May 2, 2007

VIA EDGAR TRANSMISSION
______________________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:MetLife Investors USA Insurance Company and
   MetLife Investors USA Separate Account A
   File Nos. 333-54470/811-03365
   (Series L and Series L - 4 Year)
   Rule 497(j) Certification
   ___________________________________________

Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectuses, each dated April 30, 2007, the two Supplements dated April 30, 2007 to the Prospectus dated April 30, 2007 (Series L) and the Supplement dated April 30, 2007 to the Prospectus dated April 30, 2007 (Series L - 4 Year) being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectuses and Supplements to the Prospectuses contained in Post-Effective Amendment No. 15 for the Account filed electronically with the Commission on April 16, 2007.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company